UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palisades Hudson Asset Management, L.P.
Address:  2 Overhill Road, Suite 100
          Scarsdale, NY 10583

Form 13F File Number: 028-12109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anna K. Pfaehler
Title:    Chief Compliance Officer
Phone:    914-723-5000

Signature, Place, and Date of Signing:

      /s/ Anna K. Pfaehler          Scarsdale, NY               11-01-2012
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           55

Form 13F Information Table Value Total:  $    97,487
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  Form 13F File Number  Name

1.028-11964        	Aperio Group LLC

Consolidated Positions as of 9-30-12
                               Title of                                        Investment             Other    Voting
Name of Issuer                  Class     CUSIP       Value       Shares       Discretion            Managers Authority
- ----------------------------------------------------------------------------------------------------------------------
A T & T Corp                 	Common	00206R102    257,453.30   6,829		Shared-Other		1	None
Abbott Laboratories          	Common	002824100    421,232.64   6,144		Shared-Other		1	None
Adobe Systems Inc            	Common	00724F101    301,937.43   9,309		Shared-Other		1	None
Altria Group Inc             	Common	02209S103    239,640.03   7,177		Shared-Other		1	None
Amazon.com Inc               	Common	023135106    260,169.36   1,023		Shared-Other		1	None
Apple Inc                    	Common	037833100  1,653,753.50   2479		Shared-Other		1	None
Apple Inc                    	Common	037833100      2,009.32   3.012		Full Discretion/Sole	N/A     Sole
BP Plc Adr                   	Common	055622104    381,494.16   9,006		Shared-Other		1	None
CH Robinson Worldwide Inc    	Common	12541W209    475,259.54   8,113		Shared-Other		1	None
ChevronTexaco                	Common	166764100    474,982.00   4,075 	Shared-Other		1	None
Coca Cola Company            	Common	191216100    511,448.12  13,484 	Shared-Other		1	None
Colgate-Palmolive Co         	Common	194162103     61,865.94     577		Shared-Other		1	None
Colgate-Palmolive Co         	Common	194162103  5,997,779.58  55,939         Full Discretion/Sole	N/A     Sole
Comerica Incorporated        	Common	200340107    237,718.80   7,656 	Shared-Other		1	None
Costco                       	Common	22160K105    262,218.88   2,618 	Shared-Other		1	None
Deere & Co                   	Common	244199105    251,780.91   3,053 	Shared-Other		1	None
DJ Wilshire REIT             	Common	78464A607    343,118.57   4,768.185	Full Discretion/Sole	N/A     Sole
Ebay Inc                     	Common	278642103    302,554.35   6,255		Shared-Other		1	None
Exxon Mobil Corporation      	Common	30231G102  1,089,718.20  11,916		Shared-Other		1	None
Exxon Mobil Corporation      	Common	30231G102     32,647.65     357         Full Discretion/Sole	N/A     Sole
Family Dollar Stores         	Common	307000109    456,342.90   6,883 	Shared-Other		1	None
FNB United Corp			Common	302519202  1,113,750.00  93,750 	Full Discretion/Sole    N/A     Sole
Ford Motor Company           	Common	345370860    115,864.86  11,751  	Shared-Other		1	None
General Electric Company     	Common	369604103    584,055.78  25,718 	Shared-Other		1	None
Genworth Financial Inc       	Common	37247D106     57,477.70  10,990 	Shared-Other		1	None
Goldman Sachs Group Inc      	Common	38141G104    268,171.12	  2,359 	Shared-Other		1	None
Google Inc                   	Common	38259P508    408,939.00     542  	Shared-Other		1	None
Home Depot Inc               	Common	437076102    207,974.65   3,445 	Shared-Other		1	None
Intel Corp                   	Common	458140100    281,782.90  12,438 	Shared-Other		1	None
Intl Business Machines       	Common	459200101    628,780.95   3,031 	Shared-Other		1	None
iShares Core S&P 500 ETF     	Common	464287200 21,808,025.82 151,025.11  	Full Discretion/Sole	N/A     Sole
iShares Core S&P Small-Cap ETF	Common	464287804  8,765,350.06 113,732.323 	Full Discretion/Sole	N/A     Sole
iShares MSCI All Country Asia	Common	464288182    246,399.31   4,379.654     Full Discretion/Sole	N/A     Sole
iShares MSCI Australia Index 	Common	464286103  3,411,089.45 143,383.329	Full Discretion/Sole	N/A     Sole
iShares MSCI Canada Index    	Common	464286509    322,016.20  11,302.78 	Full Discretion/Sole	N/A     Sole
iShares MSCI EAFE Small Cap In	Common	464288273    220,174.25   5,689.257 	Full Discretion/Sole	N/A     Sole
iShares MSCI Japan Index     	Common	464286848  5,939,505.37 647,710.507	Full Discretion/Sole	N/A     Sole
iShares Russell 2000 Index   	Common	464287655    361,029.55   4,326.816	Full Discretion/Sole	N/A     Sole
iShares Russell 2000 Value Ind	Common	464287630    240,897.43   3,258.012	Full Discretion/Sole	N/A     Sole
iShares S&P Europe 350 Index 	Common	464287861  2,137,903.37  58,540.618	Full Discretion/Sole	N/A     Sole
iShares S&P North American Nat	Common	464287374    266,659.82   6,749.173	Full Discretion/Sole	N/A     Sole
iShares S&P SmallCap 600 Value	Common	464287879  6,863,700.04  86,882.279	Full Discretion/Sole	N/A     Sole
Johnson & Johnson            	Common	478160104    234,431.82   3,402		Shared-Other		1	None
Kellogg Company              	Common	487836108    276,122.70   5,345 	Full Discretion/Sole	N/A     Sole
Leggett & Platt Inc          	Common	524660107    259,893.75  10,375 	Shared-Other		1	None
Microsoft Corp               	Common	594918104    206,296.32   6,932 	Shared-Other		1	None
Microsoft Corp               	Common	594918104    149,514.24   5,024		Full Discretion/Sole	N/A     Sole
National Oilwell Varco       	Common	637071101    305,138.99   3,809 	Shared-Other		1	None
Oracle Corp                  	Common	68389X105    280,937.80   8,930 	Shared-Other		1	None
Pfizer Incorporated          	Common	717081103    465,689.00  18,740  	Shared-Other		1	None
Philip Morris International In	Common	718172109    383,953.86   4,269  	Shared-Other		1	None
PNC Financial Services Group 	Common	693475105    377,148.70   5,977 	Shared-Other		1	None
Prudential Financial Inc     	Common	744320102    204,412.50   3,750 	Shared-Other		1	None
Qualcomm Inc                 	Common	747525103    304,291.37   4,871 	Shared-Other		1	None
SPDR S&P 500                 	Common	78462F103 24,500,059.35 170,174.754 	Full Discretion/Sole	N/A     Sole
Time Warner Inc              	Common	887317105    217,608.01   4,800		Shared-Other		1	None
Wellpoint Hlth Ntwks New     	Common	94973V107    281,406.51   4,851 	Shared-Other		1	None
Wells Fargo & Co             	Common	949746101    264,845.10   7,670 	Shared-Other		1	None
Yum Brands Inc               	Common	988498101    510,088.26   7,689 	Shared-Other		1	None